UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 04/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2007 (Unaudited)

DWS Target 2008 Fund

	Shares	Value ($)

Common Stocks 22.3%
Consumer Discretionary 3.1%
Auto Components 0.1%
BorgWarner, Inc.	100	7,791
TRW Automotive Holdings Corp.*	100	3,706

		11,497
Hotels Restaurants & Leisure 0.5%
Brinker International, Inc.	300	9,330
McDonald's Corp.	1,200	57,936
Yum! Brands, Inc.	300	18,558

		85,824

Household Durables 0.0%
Snap-on, Inc.	100	5,450
Leisure Equipment & Products 0.0%
Hasbro, Inc.	200	6,322
Media 1.0%
Liberty Global, Inc. "A" *	600	21,534
McGraw-Hill Companies, Inc.	850	55,700
Omnicom Group, Inc.	490	51,308
The DIRECTV Group, Inc.*	2,700	64,368

		192,910
Multiline Retail 0.9%
Family Dollar Stores, Inc.	500	15,920
Federated Department Stores, Inc.	1,200	52,704
J.C. Penney Co., Inc.	100	7,909
Kohl's Corp.*	700	51,828
Nordstrom, Inc.	400	21,968
Target Corp.	200	11,874

		162,203
Specialty Retail 0.4%
Dick's Sporting Goods, Inc.*	500	28,045
Ross Stores, Inc.	900	29,835
The Sherwin-Williams Co.	100	6,377

		64,257
Textiles, Apparel & Luxury Goods 0.2%
Coach, Inc.*	800	39,064
Consumer Staples 1.5%
Beverages 0.3%
Coca-Cola Enterprises, Inc.	600	13,164
PepsiCo, Inc.	780	51,550

		64,714
Food & Staples Retailing 0.3%
Safeway, Inc.	1,400	50,820
Food Products 0.3%
General Mills, Inc.	900	53,910
Household Products 0.3%
Colgate-Palmolive Co.	500	33,870
Kimberly-Clark Corp.	400	28,468

		62,338
Tobacco 0.3%
Altria Group, Inc.	560	38,595
Loews Corp. - Carolina Group	100	7,653

		46,248
Energy 2.4%
Energy Equipment & Services 0.6%
Global Industries Ltd.*	1,200	24,912
Patterson-UTI Energy, Inc.	1,400	34,146
Tidewater, Inc.	600	37,926
Unit Corp.*	400	22,860

		119,844
Oil, Gas & Consumable Fuels 1.8%
Chesapeake Energy Corp.	1,200	40,500
Chevron Corp.	100	7,779
Devon Energy Corp.	700	51,009

ExxonMobil Corp.	958	76,046
Marathon Oil Corp.	500	50,775
Newfield Exploration Co.*	700	30,625
Tesoro Corp.	300	36,360
Valero Energy Corp.	600	42,138

		335,232
Financials 4.3%
Capital Markets 0.9%
Morgan Stanley	800	67,208
The Bear Stearns Companies, Inc.	100	15,570
The Goldman Sachs Group, Inc.	370	80,886

		163,664
Commercial Banks 0.6%
SunTrust Banks, Inc.	100	8,442
US Bancorp	500	17,175
Wells Fargo & Co.	2,210	79,317

		104,934
Diversified Financial Services 1.7%
Bank of America Corp.	2,530	128,777
Citigroup, Inc.	1,200	64,344
JPMorgan Chase & Co.	2,200	114,620

		307,741
Insurance 0.7%
Allstate Corp.	300	18,696
CNA Financial Corp.*	200	9,334
Genworth Financial, Inc. "A"	1,100	40,139
MetLife, Inc.	970	63,729
Principal Financial Group, Inc.	100	6,349

		138,247
Real Estate Investment Trusts 0.3%
Archstone-Smith Trust (REIT)	100	5,211
Equity Residential (REIT)	100	4,643
Host Hotels & Resorts, Inc. (REIT)	300	7,692
ProLogis (REIT)	200	12,960
Public Storage, Inc. (REIT)	100	9,332
Simon Property Group, Inc. (REIT)	100	11,528
Vornado Realty Trust (REIT)	100	11,863

		63,229
Thrifts & Mortgage Finance 0.1%
Fannie Mae	300	17,676
Health Care 3.1%
Biotechnology 0.2%
Gilead Sciences, Inc.*	400	32,688
Health Care Equipment & Supplies 0.9%
Baxter International, Inc.	800	45,304
Becton, Dickinson & Co.	700	55,083
Dade Behring Holdings, Inc.	300	14,733
Kinetic Concepts, Inc.*	600	30,000
Zimmer Holdings, Inc.*	300	27,144

		172,264
Health Care Providers & Services 0.4%
Coventry Health Care, Inc.*	600	34,698

Humana, Inc.*	500	31,620
WellCare Health Plans, Inc.*	100	8,059

		74,377
Life Sciences Tools & Services 0.0%
Covance, Inc.*	100	6,050
Pharmaceuticals 1.6%
Abbott Laboratories	1,400	79,268
Eli Lilly & Co.	300	17,739
Johnson & Johnson	326	20,936
Merck & Co., Inc.	300	15,432
Pfizer, Inc.	3,900	103,194
Schering-Plough Corp.	2,000	63,460

		300,029
Industrials 2.5%
Aerospace & Defense 1.6%
Boeing Co.	880	81,840
Honeywell International, Inc.	940	50,929
Lockheed Martin Corp.	300	28,842
Raytheon Co.	1,300	69,602
United Technologies Corp.	800	53,704

		284,917
Airlines 0.3%
AMR Corp.*	1,000	26,090
Continental Airlines, Inc. "B" *	700	25,592

		51,682
Commercial Services & Supplies 0.1%
R.R. Donnelley & Sons Co.	600	24,120
Industrial Conglomerates 0.2%
General Electric Co.	1,140	42,021
Machinery 0.1%
Manitowoc Co., Inc.	200	13,646
Road & Rail 0.2%
Hertz Global Holdings, Inc.*	200	3,980
Ryder System, Inc.	600	31,584

		35,564
Trading Companies & Distributors 0.0%
United Rentals, Inc.*	100	3,350
Information Technology 2.9%
Communications Equipment 0.0%
Cisco Systems, Inc.*	140	3,744
Computers & Peripherals 0.9%
Hewlett-Packard Co.	120	5,057
International Business Machines Corp.	1,000	102,210
Lexmark International, Inc. "A"*	600	32,700
Western Digital Corp.*	1,800	31,824

		171,791
Internet Software & Services 0.4%
eBay, Inc.*	580	19,685
Google, Inc. "A" *	100	47,138
Yahoo!, Inc.*	100	2,804

		69,627

IT Services 0.3%
Acxiom Corp.	100	2,260
Computer Sciences Corp.*	600	33,324
Convergys Corp.*	100	2,526
Unisys Corp.*	1,200	9,408

		47,518
Office Electronics 0.0%
Xerox Corp.*	100	1,850
Semiconductors & Semiconductor Equipment 0.9%
Altera Corp.*	300	6,762
Intel Corp.	1,900	40,850
MEMC Electronic Materials, Inc.*	300	16,464
Novellus Systems, Inc.*	1,200	38,844
NVIDIA Corp.*	900	29,601
Teradyne, Inc.*	1,900	33,155

		165,676
Software 0.4%
Cadence Design Systems, Inc.*	2,000	44,400
Microsoft Corp.	710	21,257
Symantec Corp.*	460	8,096

		73,753
Materials 0.8%
Chemicals 0.5%
Albemarle Corp.	100	4,245
Celanese Corp. "A"	600	19,902
Eastman Chemical Co.	100	6,770
FMC Corp.	100	7,693
Huntsman Corp.	600	11,760
Lyondell Chemical Co.	1,300	40,456

		90,826
Metals & Mining 0.3%
Nucor Corp.	600	38,076
Southern Copper Corp.	200	16,060

		54,136
Telecommunication Services 0.9%
Diversified Telecommunication Services 0.9%
AT&T, Inc.	410	15,875
Citizens Communications Co.	2,700	42,039
Embarq Corp.	600	36,024
Level 3 Communications, Inc.*	3,400	18,904
Verizon Communications, Inc.	1,500	57,270

		170,112
Wireless Telecommunication Services 0.0%
Telephone & Data Systems, Inc.	100	5,695
Utilities 0.8%
Electric Utilities 0.2%
Exelon Corp.	490	36,951
Independent Power Producers & Energy Traders 0.0%
Constellation Energy Group	100	8,912
Multi-Utilities 0.6%
Dominion Resources, Inc.	500	45,600

Sempra Energy	900	57,132

		102,732

Total Common Stocks (Cost $3,869,168)		4,140,155
	Principal Amount ($)	Value ($)

Government & Agency Obligations 78.7%
US Treasury Obligations
US Treasury STRIPS, 4.7682%**, 5/15/2008 (Cost $14,393,698)	15,376,000	14,639,643

	Shares	Value ($)

Cash Equivalents 0.3%
Cash Management QP Trust, 5.31% (a) (Cost $60,293)	60,293	60,293
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 18,323,159)	101.3	18,840,091
Other Assets and Liabilities, Net	(1.3)	(243,524)

Net Assets	100.0	18,596,567

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Bond equivalent yield to maturity; not a coupon rate.
(a)		An affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2008 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2008 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 15, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   June 15, 2007